INCOME TAXES	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 10 — INCOME TAXES

General Agriculture Corporation and General Red Holding Inc. (collectively referred to as the “US entities”) are each subject to US tax and file US federal income tax returns. The US entities are Delaware corporations and conduct all of their businesses through their Chinese subsidiaries. No provision for US federal income taxes were made for the three and nine months ended June 30, 2014 and 2013 as the US entities incurred losses.
Han Glory International is not subject to tax on income or capital gains under the laws of the British Virgin Islands. Greater China International did not earn any income that was derived in Hong Kong for the three and nine months ended June 30, 2014 and 2013, and therefore was not subject to Hong Kong Profit tax.
Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%. However, as an agricultural company engaged in cultivation, General Fruit has been approved for a tax exemption since its formation. General Preservation was also approved for such exemption from income tax for the years 2014 and 2013 As a result, for the three and nine months ended June 30, 2014 and 2013, there was no income tax provision for the Company.
The US shell company has net operating losses amounting to approximately $706,000 and $70,000 during the nine months ended June 30, 2014 and 2013, respectively. Net operating losses are carried forward, and if not utilized, will expire in 20 years after its generation. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized. In recognition of this risk, we have provided an offsetting valuation allowance of the deferred tax asset, relating to these NOL carryforwards. Management will review this valuation allowance annually and make adjustments as needed.
The following table reconciles the U.S. statutory rates to the Company’s effective tax rate as of the:

	Three and Nine Months Ended June 30,
	2014	2013
U.S. Statutory rate	34%	34%
Foreign income not recognized in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption	-25%	-25%
Effective income tax rate	—	—

Note 11 – Income Taxes

General Agriculture Corporation and General Red Holding Inc. (collectively referred to as the “US entities”) are each subject to US tax and file US federal income tax returns. The US entities are Delaware corporations and conduct all of their businesses through their Chinese subsidiaries. No provision for US federal income taxes were made for the years ended September 30, 2013 and 2012 as the US entities incurred losses.

Han Glory International is not subject to tax on income or capital gains under the laws of the British Virgin Islands.  Greater China International did not earn any income that was derived in Hong Kong for the years ended September 30, 2013 and 2012, and therefore was not subject to Hong Kong Profit tax.

Under the Corporate Income Tax Law of the PRC, the corporate income tax rate is 25%. However, as an agricultural company engaged in cultivation, General Fruit has been approved for a tax exemption since its formation. General Preservation was also approved for such exemption from income tax for the years 2013 and 2012. As a result, for the years ended September 30, 2013 and 2012, there was no income tax provision for the Company.

The US holding company had net operating losses (“NOL”) amounting to approximately $343,000 and $265,000 during the year ended September 30, 2013 and 2012, respectively. Net operating losses are carried forward and if not utilized, will expire in 20 years after its generation. Management believes that it is more likely than not that the benefit from the NOL carryforwards will not be realized. In recognition of this risk, we have provided an offsetting valuation allowance of the deferred tax asset, relating to these NOL carryforwards. Management will review this valuation allowance periodically and make adjustments as warranted.

The movement of the deferred income taxes for US holding company is as follows:

	September 30, 2013	September 30, 2012
Beginning balance-Net operating loss	$265,000	$-
Addition: Net operating losses	342,725	265,000
Ending balance-Net operating loss	607,725	265,000
Effective tax rate	34%	34%
Deferred tax assets	206,627	90,100
Valuation allowance	(206,627)	(90,100)
Ending balance	-	-

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate as of the:

	For the Years Ended September 30,
	2013	2012
U.S. Statutory rate	34%	34%
Foreign income not recognized in the U.S.	-34%	-34%
PRC statutory income tax rate	25%	25%
Tax exemption	-25%	-25%
Effective income tax rate	-	-